Consolidated Statements of Changes in Equity Holders' Deficit - USD ($)	Share capital [member]	Common Units [Member]	Round Preferred Units [Member]	Issued capital [member]	Subscriptions Payable [Member]	Equity Component Of Convertible Debentures [Member]	Contributed Surplus [Member]	Currency Translation Reserve [Member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance - October 31, 2018 at Oct. 31, 2016
Beginning balance, shares at Oct. 31, 2016
IfrsStatementLineItems [Line Items]
Common units issued for cash		$ 100		100							100
Common units issued for cash, shares		22,432,446
Net loss									(302,397)		(302,397)
Balance - October 31, 2019 at Oct. 31, 2017		$ 100		100					(302,397)		(302,297)
Ending balance, shares at Oct. 31, 2017		22,432,446
IfrsStatementLineItems [Line Items]
Common units issued pursuant to conversion of notes payable		$ 2,152,134		2,152,134							2,152,134
Common units issued pursuant to conversion of notes payable, shares		9,159,871
Seed Round Preferred Units issued for cash			1,300,345	1,300,345							1,300,345
Seed Round Preferred Units issued for cash, shares		4,007,236
Common units issued for cash		$ 225,000		225,000							225,000
Common units issued for cash, shares		925,000
Common units issued to service providers		$ 1,049,595		1,049,595							1,049,595
Common units issued to service providers, shares		4,182,320
Unit purchase options granted							1,510,489				1,510,489
Unit purchase option purchased							500,000				500,000
Issuance of convertible debentures						132,000					132,000
Subscription proceeds					720,516						720,516
Issuance costs			(25,401)	(25,401)							(25,401)
Net loss									(7,509,986)		(7,509,986)
Balance - October 31, 2019 at Oct. 31, 2018		$ 3,426,829	1,274,944	4,701,773	720,516	132,000	2,010,489		(7,812,383)		(247,605)
Ending balance, shares at Oct. 31, 2018		40,706,873
IfrsStatementLineItems [Line Items]
Common units issued pursuant to conversion of notes payable		$ 1,451,400		1,451,400							1,451,400
Common units issued pursuant to conversion of notes payable, shares		5,465,877
Common units issued pursuant to technology license agreement		$ 1,574,761		1,574,761							1,574,761
Common units issued pursuant to technology license agreement, shares		6,600,000
Common units issued pursuant to exercise of purchase option		$ 1,218,784		1,218,784			(1,218,784)
Common units issued pursuant to exercise of purchase option, shares		4,202,429
Subscription receipts					554,000						554,000
Common units issued pursuant to subscription receipts		$ 913,698		913,698	(1,274,516)		360,818
Common units issued pursuant to subscription receipts, shares		3,771,023
Exchange of Units for common shares pursuant to the Transaction	9,860,416	$ (8,585,472)	(1,274,944)	(9,860,416)
Common units issued to existing shareholders of the Company pursuant to the Transaction	900,403										900,403
Common units issued to existing shareholders of the Company pursuant to the Transaction, shares		3,773,689
Common shares issued to former debt holders of the Company	200,651						79,237				279,888
Common shares issued to former debt holders of the Company, shares		839,790
Common shares pursuant to acquisition of Grown Rogue Canada	23,860										23,860
Common shares pursuant to acquisition of Grown Rogue Canada, shares		100,000
Common shares issued pursuant to subscription receipts	1,479,947						584,430				2,064,377
Common shares issued pursuant to subscription receipts, shares		6,193,917
Fair value of broker warrants	(50,508)						50,508
Issuance costs	(143,786)						(56,781)				(200,567)
Fair value of Grown Rogue Canada replacement warrants							893,646				893,646
Debt settlements					5,136						5,136
Common shares issued for services	255,360										255,360
Common shares issued for services, shares		1,035,500
Common shares issued for debt, shares		530,818
Stock based compensation expenses							112,080				112,080
Issuance of common share purchase warrants							74,792				74,792
Derivative Liability						(132,000)					(132,000)
Currency Translation Adjustment								121,920			121,920
Non-controlling interest										196,250	196,250
Common shares issued for debt	121,587										121,587
Net loss									(9,300,222)	(176,712)	(9,476,934)
Balance - October 31, 2019 at Oct. 31, 2019	$ 12,647,930				$ 5,136		$ 2,890,435	$ 121,920	$ (17,112,605)	$ 19,538	$ (1,427,646)
Ending balance, shares at Oct. 31, 2019		73,219,916